8. INCOME TAXES (Details - Provision for income taxes) - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes (benefit) at federal statutory rate of 30.75%		$ (1,753,000)	$ (2,484,000)
State income tax, net of federal benefit		(349,000)	(438,000)
Tax effect on non-deductible expenses and credits		74,000	382,000
Change in valuation allowance	[1]	(5,546,000)	2,540,000
Change in tax rate		7,574,000	0
Income Tax Expense (Benefit)		$ 0	$ 0

[1]	Pursuant to Internal Revenue Code Sections 382, use of our tax net operating loss carryforwards may be limited.